June 29, 2006


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen Focus Portfolios, Taxable Income Series 31
          File No. 333-103858    CIK #1172275

Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on June 26, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.